Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2012
Registrant Name	dei_EntityRegistrantName	SCHWAB ANNUITY PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000918266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2012
Prospectus Date	rr_ProspectusDate	Mar. 05, 2012
Schwab VIT Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab VIT Balanced Portfolio - Portfolio summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio seeks long-term capital appreciation and income.
Portfolio fees and expenses	sap918266_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Portfolio fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual portfolio operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.00%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual portfolio operating expenses (including AFFE) after expense reduction	rr_NetExpensesOverAssets	0.80%	[2]
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses” and acquired fund fees and expenses (AFFE) are based on estimated amounts for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods.

The example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
Portfolio turnover	sap918266_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio’s performance. The portfolio is new and therefore does not have a historical portfolio turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange traded funds (ETFs), the (Schwab ETFs), and unaffiliated third party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.

The portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 38-68% in fixed income securities, and 32-62% in equity securities.

Each underlying fund invests directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests principally in large-cap stocks of U.S. and international developed-market countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in underlying funds that seek exposure to real assets include funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.

To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, principally futures contracts, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 38-68% in fixed income securities, and 32-62% in equity securities.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio’s principal risks include:

Asset Allocation Risk. The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the portfolio and is legally obligated to act in its best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ETF Risk. Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.
  Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.
  Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
  Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.
  Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
  Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
  Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
  Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
  Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
  Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
  U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
  Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
  Real Estate Investment Trust (REIT) Risk. An underlying fund in which the portfolio may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
  Commodity Risk: To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. In addition, new regulations may impact an underlying fund’s strategy to invest in commodity-linked investments or increase the costs associated with such investments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
  Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested.
  Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
  Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
  Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
  Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The portfolio may invest directly in individual securities to maintain its allocations or derivative instruments, principally futures contracts. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further, there is no guarantee that the portfolio will be able to achieve its objective.

For more information on the risks of investing in the portfolio, please see the “Portfolio details” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The portfolio is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	sap918266_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the portfolio is new, no performance figures are given. This information will appear in a future version of the portfolio’s prospectus. Once available, the portfolio’s performance will be posted on the portfolio’s website at www.schwabfunds.com/prospectus.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Once available, the portfolio’s performance will be posted on the portfolio’s website at www.schwabfunds.com/prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Schwab VIT Balanced with Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab VIT Balanced with Growth Portfolio - Portfolio summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio seeks long-term capital appreciation and income.
Portfolio fees and expenses	sap918266_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Portfolio fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual portfolio operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.00%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual portfolio operating expenses (including AFFE) after expense reduction	rr_NetExpensesOverAssets	0.80%	[3]
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other expenses” and acquired fund fees and expenses (AFFE) are based on estimated amounts for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods.

The example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
Portfolio turnover	sap918266_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio’s performance. The portfolio is new and therefore does not have a historical portfolio turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.

The portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments. The portfolio’s allocation is weighted toward equity securities (domestic and international) that seek capital growth. The term “growth” in the portfolio’s name refers to the portfolio’s weighting towards capital growth. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 25-50% in fixed income securities and 50-75% in equity securities.

Each underlying fund invests directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging market countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in funds that seek exposure to real assets include underlying funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.

To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, principally futures contracts, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments. The portfolio’s allocation is weighted toward equity securities (domestic and international) that seek capital growth. The term “growth” in the portfolio’s name refers to the portfolio’s weighting towards capital growth. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 25-50% in fixed income securities and 50-75% in equity securities.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio’s principal risks include:

Asset Allocation Risk. The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the portfolio and is legally obligated to act in its best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ETF Risk. Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.
  Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.
  Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
  Emerging Markets Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries.
  Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.
  Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
  Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
  Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
  Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
  Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
  Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
  U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
  Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
  Real Estate Investment Trust (REIT) Risk. An underlying fund in which the portfolio may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
  Commodity Risk: To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. In addition, new regulations may impact an underlying fund’s strategy to invest in commodity-linked investments or increase the costs associated with such investments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
  Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested.
  Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
  Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
  Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
  Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The portfolio may invest directly in individual securities to maintain its allocations or derivative instruments, principally futures contracts. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further, there is no guarantee that the portfolio will be able to achieve its objective.

For more information on the risks of investing in the portfolio, please see the “Portfolio details” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The portfolio is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	sap918266_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the portfolio is new, no performance figures are given. This information will appear in a future version of the portfolio’s prospectus. Once available, the portfolio’s performance will be posted on the portfolio’s website at www.schwabfunds.com/prospectus.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Once available, the portfolio’s performance will be posted on the portfolio’s website at www.schwabfunds.com/prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Schwab VIT Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab VIT Growth Portfolio - Portfolio summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio seeks long-term capital appreciation.
Portfolio fees and expenses	sap918266_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Portfolio fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual portfolio operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.00%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual portfolio operating expenses (including AFFE) after expense reduction	rr_NetExpensesOverAssets	0.80%	[2]
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other expenses” and acquired fund fees and expenses (AFFE) are based on estimated amounts for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
Portfolio turnover	sap918266_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the portfolio’s performance. The portfolio is new and therefore does not have a historical portfolio turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The portfolio gains exposure to these asset classes by primarily investing in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.

The term “growth” in the portfolio’s name refers to the portfolio’s strategy of primarily investing, through its investments in underlying funds, in equity securities (domestic and international) that seek capital growth. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 67-97% in equity securities and 3-33% in fixed income securities.

Each underlying fund invests directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the portfolio invests principally in large-cap and small-cap stocks of U.S. and international developed-market countries and stocks of emerging market countries. The portfolio also invests in underlying funds that invest in fixed-income investments, principally treasury bonds and securitized bonds, which are primarily of investment grade. The portfolio’s investments in underlying funds that seek exposure to real assets include funds that invest in commodities, real estate investment trusts (REITs) and other companies related to the real estate industry. Finally, the portfolio may invest in money market investments, primarily through underlying funds that are money market funds.

To structure the asset classes and sub-classes, the investment adviser uses asset allocation research provided by Charles Schwab Investment Advisory, Inc. (CSIA), an affiliate of the investment adviser. Although the portfolio’s target asset allocation will take into consideration CSIA’s research, the investment adviser has the sole discretion to select the underlying fund investments and adjust the portfolio’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

The portfolio intends to invest in a combination of underlying funds; however, the portfolio may invest directly in securities represented in the major asset classes noted above. The portfolio may invest in derivatives, principally futures contracts, primarily to seek returns on the portfolio’s otherwise uninvested cash assets. By using these instruments, the portfolio potentially can offset the impact on its performance of keeping some assets in cash.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The term “growth” in the portfolio’s name refers to the portfolio’s strategy of primarily investing, through its investments in underlying funds, in equity securities (domestic and international) that seek capital growth. As of the date of this prospectus, the portfolio’s target asset class allocation ranges are 67-97% in equity securities and 3-33% in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio’s principal risks include:

Asset Allocation Risk. The portfolio is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the portfolio’s assets among the various asset classes and market segments will cause the portfolio to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the portfolio and is legally obligated to act in its best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ETF Risk. Lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of your investment in the portfolio is based primarily on the prices of the underlying funds that the portfolio purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the portfolio, investors should assess the risks associated with the underlying funds in which the portfolio may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the portfolio is subject because of the portfolio’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.
  Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.
  Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
  Emerging Markets Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries.
  Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio is subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar.
  Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
  Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
  Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
  Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
  Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
  Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
  U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
  Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
  Real Estate Investment Trust (REIT) Risk. An underlying fund in which the portfolio may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
  Commodity Risk: To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. In addition, new regulations may impact an underlying fund’s strategy to invest in commodity-linked investments or increase the costs associated with such investments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
  Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the underlying fund to lose more than the principal amount invested.
  Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
  Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
  Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
  Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The portfolio may invest directly in individual securities to maintain its allocations or derivative instruments, principally futures contracts. The portfolio’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further, there is no guarantee that the portfolio will be able to achieve its objective.

For more information on the risks of investing in the portfolio, please see the “Portfolio details” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The portfolio is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	sap918266_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the portfolio is new, no performance figures are given. This information will appear in a future version of the portfolio’s prospectus. Once available, the portfolio’s performance will be posted on the portfolio’s website at www.schwabfunds.com/prospectus.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Once available, the portfolio’s performance will be posted on the portfolio’s website at www.schwabfunds.com/prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus

[1]	"Other expenses" and acquired fund fees and expenses (AFFE) are based on estimated amounts for the current fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to 0.58% for so long as the investment adviser serves as adviser to the portfolio. This agreement is limited to the portfolio's direct operating expenses and does not apply to AFFE. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.
[3]	The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses) of the portfolio to 0.58% for so long as the investment adviser serves as the adviser to the portfolio. This agreement is limited to the portfolio's direct operating expenses and does not apply to AFFE. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.